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                 MORGAN STANLEY LATIN AMERICAN GROWTH FUND
                       1221 Avenue of the Americas
                         New York, New York 10020


                                       April 2, 2003


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  Morgan Stanley Latin American Growth Fund
     File Number 33-46515


Dear Sir or Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on March 28, 2003.


                                       Very truly yours,

                                       /s/  Elisa Mitchell
                                            ---------------------
                                            Elisa Mitchell
                                            Senior Staff Attorney


cc: Larry Greene
    Barry Fink